Consolidated statement of financial position - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016
Non-current Assets [Abstract]
Goodwill	€ 17,491	€ 17,552		€ 8,860
Intangible assets	26,326	28,600		9,765
Property, plant and equipment	92,537	87,065		45,063
Investments in joint ventures	0	31		0
Deferred tax assets	315	304		336
Other non-current assets	7,237	3,667		2,154
Total non-current assets	143,906	137,219		66,178
Current assets [Abstract]
Inventories and contracts in progress	9,986	11,027		7,870
Trade receivables	36,891	35,582		27,479
Other current assets	6,936	7,675	[2]	4,481
Cash and cash equivalents	115,506	43,175		55,912
Total current assets	169,319	97,459		95,742
Total assets	313,225	234,678		161,920
Equity [Abstract]
Share capital	3,050	2,729		2,729
Share premium	136,637	79,839		79,019
Consolidated reserves	(1,848)	(3,711)		(1,603)
Other comprehensive income	(1,850)	(1,803)		(1,112)
Equity attributable to the owners of the parent	135,989	77,054		79,033
Total equity	135,989	77,054		79,033
Non-current liabilities [Abstract]
Loans and borrowings	92,440	81,788		28,267
Deferred tax liabilities	6,226	7,415		1,325
Deferred income	4,587	3,768		3,588
Other non-current liabilities	868	1,904		1,873
Total non-current liabilities	104,121	94,875		35,053
Current liabilities [Abstract]
Loans and borrowings	13,598	12,769		5,539
Trade payables	18,667	15,670		13,400
Tax payables	2,313	2,023		926
Deferred income	23,195	18,791		17,822
Other current liabilities	15,342	13,496		10,147
Total current liabilities	73,115	62,749		47,834
Total equity and liabilities	€ 313,225	€ 234,678		€ 161,920

[1]	* The year 2017 have been restated to reflect the final accounting of the ACTech business combination. See Note 2 for more information.
[2]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.